BUSINESS DISPOSAL	12 Months Ended
Dec. 31, 2017
BUSINESS DISPOSAL
BUSINESS DISPOSAL	9. BUSINESS DISPOSAL In 2015, the Corporation received an amount of $7.8 million from its parent corporation in connection with the 2013 sale of Web sites Jobboom and Réseau Contact.